Post-employment Benefits - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Accumulated at the beginning of the year	R$ 170,702	R$ 226,129
Actuarial loss arising from financial assumptions	(211,030)	(25,583)
Actuarial (gain) loss arising from experience adjustment	1,216	(33,636)
Earnings on assets greater than discount rate	105,417	3,792
Accumulated at the end of the year	R$ 66,305	R$ 170,702